Pursuant to Rule 497(e)
Registration No. 033-06502

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund

SunAmerica GNMA Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 8, 2014 to the Prospectus

dated August 1, 2013, as supplemented and amended to date

Effective immediately, Kara Murphy and Timothy Campion will join Andrew Doulos as portfolio managers of the Funds, replacing Timothy Pettee and Andrew Sheridan. Accordingly, under the heading “Portfolio Managers,” on pages 5 and 9 of the Prospectus, the portfolio manager disclosure contained in the table solely with respect to Mr. Pettee and Mr. Sheridan is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Kara Murphy	2014	Lead Portfolio Manager, Senior Vice President and Chief Investment Officer at SunAmerica
Timothy Campion	2014	Co-Portfolio Manager and Senior Vice President at SunAmerica

In addition, under the heading “Fund Management – Portfolio Managers – U.S. Government Securities Fund and the GNMA Fund” on page 39 of the Prospectus, the portfolio manager disclosure solely with respect to Mr. Pettee and Mr. Sheridan is hereby deleted in its entirety and replaced with the following:

Kara Murphy, CFA

Lead Portfolio Manager, Senior Vice President and Chief Investment Officer at SunAmerica

Ms. Murphy joined SunAmerica in 2006. She is Chief Investment Officer and Lead Portfolio Manager. At SunAmerica, she also has served as an equity analyst and Director of Research. Her investment experience dates from 2000.

Timothy Campion

Co-Portfolio Manager and Senior Vice President at SunAmerica

Mr. Campion joined SunAmerica in February 2012, and is Senior Portfolio Manager. Prior to joining SunAmerica, he held investment-related positions at PineBridge Investments LLC and AIG Investments where he was part of the asset allocation team. His investment experience dates from 1996.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP4_S5118IF_7-13

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund

SunAmerica GNMA Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 8, 2014, to the Statement of Additional Information (“SAI”)

dated August 1, 2013, as supplemented and amended to date

Effective immediately, Kara Murphy and Timothy Campion will join Andrew Doulos as portfolio managers of the Funds, replacing Timothy Pettee and Andrew Sheridan. Accordingly, under the heading “Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent – Additional Information About the Portfolio Managers” on page 66 of the SAI, the portfolio manager information contained in the table solely with respect to Mr. Pettee and Mr. Sheridan is hereby deleted in its entirety and replaced with the following:

			Number of Other Accounts Managed and Total Assets by Account ($ millions except as noted)			Number of Accounts and Total Assets Which Advisory Fee is Performance Based ($ millions except as noted)
Fund	Adviser/ Subadviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
U.S. Government Securities Fund	SunAmerica	K. Murphy*	17 $22,431	$0 0	$0 0	$0 0	$0 0	$0 0
		T. Campion*	24 $31,750	$0 0	$0 0	$0 0	$0 0	$0 0
GNMA Fund	SunAmerica	K. Murphy*	17 $22,431	$0 0	$0 0	$0 0	$0 0	$0 0
		T. Campion*	24 $31,750	$0 0	$0 0	$0 0	$0 0	$0 0

*	Information provided as of May 31, 2014.

Additionally, under the heading “Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent – Fund Ownership” on page 67 of the SAI, the disclosure pertaining to the dollar range of equity securities in the Funds beneficially owned by Mr. Pettee and Mr. Sheridan is hereby deleted in its entirety and replaced with the following:

Fund	Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Owned by Portfolio Managers
U.S. Government Securities Fund and GNMA Fund	Kara Murphy* Timothy Campion*	None None

*	Information provided as of May 31, 2014.

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_S5118IF_7-13